CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Balance Sheet

	December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$14,165	$—	$—	$—	$14,165
Accounts receivable - affiliate	—	11,630	—	—	11,630
Prepaid expense and other current assets	224	173	—	—	397
Due from related parties	245	24,393	—	(24,638)	—
Total current assets	14,634	36,196	—	(24,638)	26,192

Property, plant and equipment, net	—	146,867	—	—	146,867
Investment in subsidiaries	163,835	—	—	(163,835)	—
Marketable Securities	234,930	—	—	—	234,930
Deferred charges and other assets, net	2,152	—	—	—	2,152
Total assets	$415,551	$183,063	$—	$(188,473)	$410,141

LIABILITIES AND EQUITY
Current liabilities:
Accounts Payable - affiliate	481	2,742	—	—	3,223
Accounts Payable and accrued liabilities	970	528	—	—	1,498
Due to related parties	24,393	245	—	(24,638)	—
Total current liabilities	25,844	3,515	—	(24,638)	4,721

Long-term debt	510,000	—	—	—	510,000
Total liabilities	535,844	3,515	—	(24,638)	514,721

Commitments and contingencies

Equity:
Net investment	—	179,548	—	(163,835)	15,713
Common unitholders - Public (15,812,500 units issued and outstanding)	336,369	—	—	—	336,369
Common unitholders - PBF LLC (74,053 units issued and outstanding)	(167,787)	—	—	—	(167,787)
Subordinated unitholders - PBF LLC (15,886,553 units issued and outstanding)	(288,875)	—	—	—	(288,875)
Total equity	(120,293)	179,548	—	(163,835)	(104,580)
Total liabilities and equity	$415,551	$183,063	$—	$(188,473)	$410,141

Condensed Income Statement
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

	Year-ended December 31, 2014
	Issuer	Guarantors Subsidiaries	Non-Guarantors Subsidiaries	Combining and Consolidated Adjustments	Total

Revenues from affiliates	$1,905	$57,498	$—	$—	$59,403

Operating costs and expenses
Operating and maintenance expenses	185	26,030	—	—	26,215
General and administrative expenses	6,386	1,815	—	—	8,201
Depreciation and amortization expense	27	4,446	—	—	4,473
Total operating costs and expenses	6,598	32,291	—	—	38,889

Operating income (loss)	(4,693)	25,207	—	—	20,514

Other income (expenses)
Equity in earnings	25,212	—	—	(25,212)	—
Interest expenses net and other financing costs	(2,312)	5	—	—	(2,307)
Amortization of loan fees	(365)	—	—	—	(365)
Other income, net	—	—	—	—	—
Net income (loss)	17,842	25,212	—	(25,212)	17,842
Less: Net loss attributable to Predecessor	—	(12,122)	—	—	(12,122)
Limited partners' interest in net income attributable to the Partnership	$17,842	$37,334	$—	$(25,212)	$29,964

Condensed Cash Flow Statement
14. CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONSOLIDATING STATEMENT OF CASH FLOWS

	Year Ended December 31, 2014
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income (loss)	$17,842	$25,212	$—	$(25,212)	$17,842
Adjustments to reconcile net income to net
cash provided by operating activities:
Depreciation and amortization	27	4,446	—	—	4,473
Amortization of deferred financing fees	365	—	—	—	365
Unit-based compensation expense	1,086	—	—	—	1,086
Equity in earnings	(25,212)	—	—	25,212	—
Changes in current assets and current liabilities:
Accounts receivable- affiliates	—	(11,630)	—	—	(11,630)
Prepaid expenses and other current assets	(224)	(72)	—	—	(296)
Accounts payable- affiliates	481	2,742	—	—	3,223
Accounts payable and accrued liabilities	721	(2,897)	—	—	(2,176)
Amounts due to/from related parties	24,148	(24,148)	—	—	—
Other assets and liabilities	—	—	—	—	—
Net cash provided by (used in) operating activities	19,234	(6,347)	—	—	12,887

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(47,805)	—	—	(47,805)
Purchase of marketable securities	(1,918,637)	—	—	—	(1,918,637)
Maturities of marketable securities	1,683,708	—	—	—	1,683,708
Investment in subsidiaries	—	—	—	—	—
Net cash provided by (used in) investing activities	(234,929)	(47,805)	—	—	(282,734)

Cash flows from financing activities:
Proceeds from issuance of common units, net of underwriters' discount and commissions	340,957	—	—	—	340,957
Offering costs for issuance of common units	(5,000)	—	—	—	(5,000)
Distribution to PBF LLC related to Offering	(328,664)	—	—	—	(328,664)
Distribution to PBF LLC related to acquisitions	(270,000)	—	—	—	(270,000)
Parent contributions	—	54,077	—	—	54,077
Proceeds from term loan	300,000	—	—	—	300,000
Repayment of term loan	(65,100)	—	—	—	(65,100)
Proceeds from revolving credit facility	275,100	—	—	—	275,100
Distributions to unitholders	(14,916)	—	—	—	(14,916)
Deferred financing costs	(2,517)	—	—	—	(2,517)
Net cash provided by (used in) financing activities	229,860	54,077	—	—	283,937

Net increase in cash and cash equivalents	14,165	(75)	—	—	14,090
Cash and equivalents, beginning of period	—	75	—	—	75
Cash and equivalents, end of period	$14,165	$—	$—	$—	$14,165